NATURE OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1: NATURE OF BUSINESS AND BASIS OF PRESENTATION

Organization and Nature of Business

Today, mPhase is an EV Charging company with over four decades of experience, technology and a team working to enhance the existing business lines through the integration of cloud-based systems and to deliver software as a service (“SaaS”) and technology as a service (“TaaS”). The focus of our business and central to our success is the full build out and deployment of our mPower EV Charging Network and Consumer Engagement Platform under our mPower ecosystem. As we work to grow the mPower ecosystem, we seek to tailor it to each individual’s tastes and needs, with particular emphasis on empowering today’s green consumer. We are working to build, grow and expand quickly our unique mPower ecosystem globally, as our technology and services give us a competitive advantage over our competition. Our vision of the mPower ecosystem will consist of the following products and services offered through the mPower application (“mPower App”): (1) mPower EV Charging Network and (2) Consumer Engagement Platform. The goal is to leverage our mPower ecosystem to allow for other businesses and third parties such as retailers and service providers to partner with us in order to utilize our ecosystem (i.e. data, locations, consumers), which in return will create further contracted revenue for mPhase.

Branded under the mPower name, we are taking our EV Charging Network offering and combining it with the Consumer Engagement Platform and creating a circular ecosystem where people shop, dine, fuel and interact with the world to create a richer life experience, all through our mPower App.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

Basis of Presentation

The unaudited consolidated financial information furnished herein reflects all adjustments, consisting only of normal recurring items, which in the opinion of management, are necessary to fairly state the Company’s financial position, results of operations and cash flows for the dates and periods presented and to make such information not misleading. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted pursuant to rules and regulations of the Securities and Exchange Commission (the “SEC”); nevertheless, management of the Company believes that the disclosures herein are adequate to make the information presented not misleading.

The unaudited consolidated financial statements for the three and six months ended December 31, 2021 and 2020 include the operations of mPhase and its wholly-owned subsidiaries, mPower Charging, Inc., Medds, Inc., mPhase Technologies India Private Limited effective March 19, 2019, and Alpha Predictions LLP effective June 30, 2019. All significant intercompany accounts and transactions have been eliminated in the consolidation.

These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended June 30, 2021, contained in the Company’s Annual Report on Form 10-K filed with the SEC on October 13, 2021. The results of operations for the three and six months ended December 31, 2021, are not necessarily indicative of results to be expected for any other interim period or the fiscal year ending June 30, 2022.

Impact of COVID-19 Pandemic

A novel strain of coronavirus, COVID-19, surfaced during December 2019 and has spread around the world, including to the United States. During March 2020, COVID-19 was declared a pandemic by the World Health Organization. During certain periods of the pandemic thus far, a number of U.S. states and various countries throughout the world had been under governmental orders requiring that all workers remain at home unless their work was critical, essential, or life-sustaining. As a result of these governmental orders, the Company temporarily closed its domestic and international offices and required all of its employees to work remotely. As economic activity has begun and continues recovering, the impact of the COVID-19 pandemic on our business has been more reflective of greater economic and marketplace dynamics. Furthermore, in light of variant strains of the virus that have emerged, the COVID-19 pandemic could once again impact our operations and the operations of our customers and vendors as a result of quarantines, illnesses, and travel restrictions.

The full impact of the COVID-19 pandemic on the Company’s financial condition and results of operations will depend on future developments, such as the ultimate duration and scope of the pandemic, its impact on the Company’s employees, customers, and vendors, in addition to how quickly normal economic conditions and operations resume and whether the pandemic impacts other risks disclosed in Item 1A “Risk Factors” within the Company’s Annual Report on Form 10-K. Even after the pandemic has subsided, the Company may continue to experience adverse impacts to its business as a result of any economic recession or depression that has occurred as a result of the pandemic. Therefore, the Company cannot reasonably estimate the impact at this time. The Company continues to actively monitor the pandemic and may determine to take further actions that alter its business operations as may be required by federal, state, or local authorities or that it determines are in the best interests of its employees, customers, vendors, and shareholders. The Company applied for a loan under the Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief and Economic Security Act of 2020 (“CARES ACT”). During April 2020, the Company received loan proceeds of $33,333 under the SBA PPP of the CARES Act (see Note 6: Notes Payable).

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 1: ORGANIZATION AND NATURE OF BUSINESS

Organization and Nature of Business

Today, mPhase is an EV Charging company with over four decades of experience, technology and a team working to enhance the existing business lines through the integration of cloud-based systems and to deliver software as a service (“SaaS”) and technology as a service (“TaaS”). The focus of our business and central to our success is the full build out and deployment of our mPower EV Charging Network and Consumer Engagement Platform under our mPower ecosystem. As we work to grow the mPower ecosystem, we seek to tailor it to each individual’s tastes and needs, with particular emphasis on empowering today’s green consumer. We are working to build, grow and expand quickly our unique mPower ecosystem globally, as our technology and services give us a competitive advantage over our competition. Our vision of the mPower ecosystem will consist of the following products and services offered through the mPower application (“mPower App”): (1) mPower EV Charging Network and (2) Consumer Engagement Platform. The goal is to leverage our mPower ecosystem to allow for other businesses and third parties such as retailers and service providers to partner with us in order to utilize our ecosystem (i.e. data, locations, consumers), which in return will create further contracted revenue for mPhase.

Branded under the mPower name, we are taking our EV Charging Network offering and combining it with the Consumer Engagement Platform and creating a circular ecosystem where people shop, dine, fuel and interact with the world to create a richer life experience, all through our mPower App.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

Impact of COVID-19 Pandemic

A novel strain of coronavirus, COVID-19, surfaced during December 2019 and has spread around the world, including to the United States. During March 2020, COVID-19 was declared a pandemic by the World Health Organization. During certain periods of the pandemic thus far, a number of U.S. states and various countries throughout the world had been under governmental orders requiring that all workers remain at home unless their work was critical, essential, or life-sustaining. As a result of these governmental orders, the Company temporarily closed its domestic and international offices and required all of its employees to work remotely. As economic activity has begun and continues recovering, the impact of the COVID-19 pandemic on our business has been more reflective of greater economic and marketplace dynamics. Furthermore, in light of variant strains of the virus that have emerged, the COVID-19 pandemic could once again impact our operations and the operations of our customers and vendors as a result of quarantines, illnesses, and travel restrictions.

The full impact of the COVID-19 pandemic on the Company’s financial condition and results of operations will depend on future developments, such as the ultimate duration and scope of the pandemic, its impact on the Company’s employees, customers, and vendors, in addition to how quickly normal economic conditions and operations resume and whether the pandemic impacts other risks disclosed in Item 1A “Risk Factors” within this Annual Report on Form 10-K. Even after the pandemic has subsided, the Company may continue to experience adverse impacts to its business as a result of any economic recession or depression that has occurred as a result of the pandemic. Therefore, the Company cannot reasonably estimate the impact at this time. The Company continues to actively monitor the pandemic and may determine to take further actions that alter its business operations as may be required by federal, state, or local authorities or that it determines are in the best interests of its employees, customers, vendors, and shareholders.